General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Payroll and related benefits (including share-based compensation)	1,403	965	833
Professional services	2,440	611	347
Others	282	138	92
	4,125	1,714	1,272